Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Apr. 30, 2023
WME Assets [Member]
Acquisitions of Subsidiaries [Line items]
Cash consideration paid
Cash and cash equivalent balances acquired		3,860
Net cash inflow on acquisition total		3,860
Acquisition of The Generation Essentials Group (TGE) in 2024 [Member]
Acquisitions of Subsidiaries [Line items]
Cash and cash equivalent balances acquired		4,784
Net cash inflow on acquisition total	$ 4,784
Singapore hotel companies [Member]
Acquisitions of Subsidiaries [Line items]
Cash and cash equivalent balances acquired		$ 4,273